IFRSs not yet adopted	12 Months Ended
Dec. 31, 2021
IFRSs not yet adopted
IFRSs not yet adopted

4 IFRSs not yet adopted

On May 18, 2017, the IASB issued IFRS 17 “Insurance Contracts” (hereinafter IFRS 17), which sets out the accounting for the insurance contracts issued and the reinsurance contracts held. On June 25, 2020, the IASB issued the amendments to IFRS 17 “Amendments to IFRS 17” providing, among others, the deferral of the effective date of IFRS 17 by two years. Therefore, IFRS 17, which replaces IFRS 4 “Insurance Contracts”, shall be applied for annual reporting periods beginning on or after January 1, 2023.

On January 23, 2020, the IASB issued the amendments to IAS 1 “Classification of Liabilities as Current or Non-current” (hereinafter the amendments), which clarify how to classify debt and other liabilities as current or non-current. Because of further amendments issued on July 15, 2020 (“Classification of Liabilities as Current or Non-current — Deferral of Effective Date”), the amendments shall be applied for annual reporting periods beginning on or after January 1, 2023.

On May 14, 2020, the IASB issued:

● the amendments to IAS 37, aimed to provide clarifications for the purpose of assessing whether a contract is onerous;

● the amendments to IAS 16, aimed to state that the proceeds from selling items produced while the company is preparing the asset for its intended use shall be recognised in the profit and loss account, together with the related production costs;

● the amendments to IFRS 3, aimed to: (i) replace all remaining references to the previous versions of the IFRS Framework with references to the new Conceptual Framework for Financial Reporting included in IFRS 3; (ii) provide clarifications on the requirements for recognising, at the acquisition date, provisions, contingent liabilities and levies assumed in a business combination; (iii) state explicitly that a contingent asset acquired in a business combination cannot be recognised;

● the document “Annual Improvements to IFRS Standards 2018-2020”, which includes, basically, technical and editorial changes to existing standards.

Such amendments shall be applied for annual reporting periods beginning on or after January 1, 2022.

On February 12, 2021, the IASB issued:

● the amendments to IAS 1 and IFRS Practice Statement 2 “Disclosure of Accounting Policies” (hereinafter the amendments), aimed to provide clarifications on identifying the material accounting policies to be disclosed in the financial statements. The amendments shall be applied for annual reporting periods beginning on or after January 1, 2023;

● the amendments to IAS 8 “Definition of Accounting Estimates” (hereinafter the amendments), which introduce the definition of accounting estimates essentially to clarify how to distinguish changes in accounting policies from changes in accounting estimates. The amendments shall be applied for annual reporting periods beginning on or after January 1, 2023.

On May 7, 2021, the IASB issued the amendments to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction” (hereinafter the amendments), aimed to require companies to recognise deferred tax on particular transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences. The amendments shall be applied for annual reporting periods beginning on or after January 1, 2023.

Eni is currently reviewing the IFRSs not yet adopted in order to determine the likely impact on the Consolidated Financial Statements.

Change in the classification of the joint arrangement Mozambique Rovuma Venture SpA

As part of the continuous monitoring of facts and circumstances relevant to the classification of joint arrangements, starting from December 31, 2021 the classification of the investment held in Mozambique Rovuma Venture SpA was changed from joint operation to joint venture. The company has entered a new phase marked by an evolution of the business in terms of greater number and complexity of projects managed with the strengthening of the management and financial autonomy.

The elements considered by management to support this change in the classification of the investment include, among other things: (i) the substantial completion of the Coral South project and the substantially certain sale of LNG to a third party unrelated to the shareholders; and (ii) the extension in the scope of the company with forecasts of new investments in other projects with different degrees of maturity and a high mining potential, in particular the gradual progression in the relevant project Mamba resulting from the commercial declaration of further reserves in Area 4, whose reserves are planned to be developed independently by the venture of Area 4 and coordinatedly with the operator of the adjacent Area 1 subsequent to the unification of the two development areas. For this reason, the interest of the shareholders must be considered in all respects in relation to the net assets of the company (as a result of the several projects managed) and no longer in relation to the rights on the assets and the obligations for liabilities. Therefore, as of December 31, 2021, the investment in Mozambique Rovuma Venture SpA was recognized at an amount equal to the carrying amount of the net assets (€355 million), previously recognized, line by line, on the basis of the shares attributable to Eni.

Effect of the change in the
classification of
Mozambique Rovuma
(€ million)	Venture SpA
Cash and cash equivalents	29
Other current assets	43
Current assets	72
Property, plant and equipment	1,318
Other non-current assets	42
Non-current assets	1,360
TOTAL ASSETS	1,432
Current financial liabilities	2
Other current liabilities	56
Current liabilities	58
Non-current financial liabilities	1,008
Provisions	7
Other non-current liabilities	4
Non-current liabilities	1,019
TOTAL LIABILITIES	1,077
TOTAL NET ASSETS	355